Borrowings - Short-term bank borrowings (Details) - Short-Term Debt	1 Months Ended		12 Months Ended
	Dec. 31, 2023 CNY (¥)	Nov. 30, 2022 CNY (¥) agreement	Dec. 31, 2023 CNY (¥) agreement
Short-Term Debt [Line Items]
Number of credit facilities | agreement		2	2
Amount of credit facilities	¥ 500,000,000	¥ 300,000,000	¥ 500,000,000
Expiration date	Dec. 12, 2024	Nov. 23, 2023
Amount drew drawn			¥ 109,900
Interest rate			2.85%
Unused bank facility	¥ 500,000,000		¥ 500,000,000
Prime Rate
Short-Term Debt [Line Items]
Period of LPR considered		1 year	1 year
Annual interest rate		0.80%	0.80%